Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Nov. 12, 2018	Jan. 31, 2013 USD ($)	Dec. 31, 2019 USD ($) Branch Segment Property shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Common stock exchange			1
Number of branch locations | Branch			10
Number of branch offices | Branch			2
Number of segments | Segment			2
Mortgage and commercial loans period			90 days
Credit card and personal loans period			180 days
Credit card loan accrual period			90 days
Minimum required sustained performance			6 months
Outstanding awards			$ 0	$ 0
Interest or penalties accrued			$ 0	$ 0	$ 0
Stock options outstanding | shares			0	0
Stock dividend, percentage	2.00%		2.00%	2.00%	2.00%
Dividends Payable, date declared	Nov. 12, 2019
Dividends Payable, date to be paid	Dec. 09, 2019
Dividends Payable, date of record	Nov. 25, 2019
Number of property | Property			3
Lease term			greater than one year
Interchange and Card Transaction Fees [Member]
Business Acquisition [Line Items]
Noninterest income fees			$ 826,000	$ 648,000	$ 656,000
ASU 2014-09 [Member]
Business Acquisition [Line Items]
Gross interchange and card transaction fees			2,000,000	1,700,000	1,600,000
Interchange and card transaction related network costs			$ 1,200,000	$ 1,100,000	$ 913,000
Preferred Stock Series B [Member]
Business Acquisition [Line Items]
Preferred stock issued		$ 7,900,000
Dividends rate		5.30%
Voting rights			The preferred stock has no voting rights
Preferred Stock Series C [Member]
Business Acquisition [Line Items]
Preferred stock issued						$ 2,800,000
Dividends rate						5.30%
Voting rights			The preferred stock has no voting rights
Minimum [Member] | ASU 2016-02 [Member]
Business Acquisition [Line Items]
Expected increase in assets and liabilities due to adoption of new accounting standard			$ 1,900,000
Maximum [Member] | ASU 2016-02 [Member]
Business Acquisition [Line Items]
Expected increase in assets and liabilities due to adoption of new accounting standard			$ 2,000,000
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives			5 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives			7 years
Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives			5 years
Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives			7 years
Building [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives			10 years
Building [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives			39 years
Leasehold Improvements [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful lives			10 years
Leasehold Improvements [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful lives			39 years
Anson BanCorp Inc [Member]
Business Acquisition [Line Items]
Acquisition			Jan. 19, 2000
Gateway Mortgage Inc [Member]
Business Acquisition [Line Items]
Acquisition			Aug. 04, 2000
Cabarrus Bank and Trust Company [Member]
Business Acquisition [Line Items]
Date of capitalization of new wholly-owned subsidiary			Apr. 10, 2003
Uwharrie Mortgage Inc [Member]
Business Acquisition [Line Items]
Date of subsidiary incorporation			Apr. 07, 2004